Financial Risk Factors and Risk Management - Liquidity Risk Management (Details) - EUR (€) € in Millions	Nov. 20, 2017	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Available lines of credit		€ 372.0	€ 430.0
Commercial paper, outstanding		€ 930.0	€ 1,099.5
Syndicated credit facility agreement
FINANCIAL RISK MANAGEMENT
Maximum borrowing capacity	€ 2,500.0
Interest rate basis	EURIBOR or LIBOR
Interest rate (as a percent)	0.17%
Commitment fee (as a percent)	0.0595%